Related Party Transactions - Derivatives (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Net realized gains (losses) on derivatives	$ (2,075.3)	$ (1,423.0)	$ (1,578.5)
ING Bank and ING V
Related Party Transaction [Line Items]
Notional amount of derivatives	518.9	2,100.0
Derivatives, fair value	10.5	15.6
Net realized gains (losses) on derivatives	1.7	20.1	376.4
ING Bank and ING V | Interest Rate Swap
Related Party Transaction [Line Items]
Notional amount of derivatives	328.8	1,900.0
ING Bank and ING V | Stock Option
Related Party Transaction [Line Items]
Notional amount of derivatives	190.1	265.7
ING V
Related Party Transaction [Line Items]
Maximum potential future net exposure on sale of credit default swaps	$ 43.5	$ 1,000.0